Long-lived Assets (Schedule of Intangible Assets Subject to Amortization, Net) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gross carrying amount	$ 12,377.9	$ 8,404.8
Accumulated amortization	(3,188.1)	(2,609.4)
Net carrying amount	9,189.8	5,795.4
Customer Relationships [Member]
Gross carrying amount	12,142.5	8,116.7
Accumulated amortization	(3,056.3)	(2,458.4)
Net carrying amount	9,086.2	5,658.3
Other Intangible Assets [Member]
Gross carrying amount	235.4	288.1
Accumulated amortization	(131.8)	(151.0)
Net carrying amount	$ 103.6	$ 137.1
Minimum [Member] | Customer Relationships [Member]
Estimated useful life	4 years
Minimum [Member] | Other Intangible Assets [Member]
Estimated useful life	2 years
Maximum [Member] | Customer Relationships [Member]
Estimated useful life	15 years
Maximum [Member] | Other Intangible Assets [Member]
Estimated useful life	15 years